Annual Fund Operating Expenses - Class D Shares - Janus Henderson Money Market Fund - Class D	Oct. 28, 2021
Operating Expenses:
Management Fees	0.20%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	0.57%